CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash Flows from Operating Activities:
Net loss for the six months ended	$ (7,071)	$ (20,629)
Net loss from discontinued operations		(1,000)
Net loss from continuing operations	(7,071)	(19,629)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Depreciation of property and equipment	391	1,053
Amortization of intangible assets	14	2
Credit loss allowance	464
Provision for litigation expenses	1,034	4,871
Fair value gain of warrant liability		(59)
Stock-based compensation expense	550	4,042
Benefit for current and deferred income taxes	1	(55)
Net losses on disposal/write-offs of property, plant and equipment and intangible assets		12,733
Provision for inventories	(34)	239
Net periodic cost of defined benefit obligation		9
Changes in operating assets and liabilities:
Decrease/(increase) in accounts receivable	470	(586)
(Increase) in due from related parties
Decrease/(increase) in contract assets	6	9
Decrease/(increase) in inventories	42	(159)
Increase in prepaid expenses and other current assets	6	(444)
Decrease in other non-current assets		3
(Decrease)/increase in trade payables	524	1,744
(Decrease)/increase in due to related parties	82	(162)
(Decrease)/increase in deferred income from grants	1,310	(832)
Increase in loss contingency liability	172	292
(Decrease)/increase in contract liabilities	506	255
(Decrease)/increase in other current liabilities	374	(119)
Decrease in other long-term liabilities
Operating lease asset and liabilities		(7,208)
Net Cash provided by / (used in) Operating Activities from continuing operations	(1,159)	(4,001)
Cash Flows from Investing Activities:
Proceeds from sale of property and equipment		300
Purchases of property and equipment	(5)	(28)
Purchases of intangible assets	(24)
Net Cash provided by / (used in) Investing Activities from continuing operations	(29)	272
Cash Flows from Financing Activities:
Issuance of common stock		282
Repayments of debt	(1,442)
Proceeds from borrowings	2,335
Net Cash provided by Financing Activities from continuing operations	893	282
Net decrease in cash and cash equivalents from continuing operations	(295)	(3,447)
Effect of exchange rate changes on cash and cash equivalents	11	7
Net cash provided by / (used in) discontinued operations:
Cash used in operating activities		(816)
Cash used in investing activities
Cash provided by financing activities		540
Net cash used in discontinued operations		(276)
Net decrease in cash and cash equivalents	(306)	(3,730)
Cash and cash equivalents at the beginning of the period	381	4,412
Cash and cash equivalents at the end of the period	75	682
Non-cash operating activities:
Transfer of loss contingency liability to other long-term liabilities	$ 5,203